Putnam VT International Equity Fund
The fund's portfolio
9/30/24 (Unaudited)

COMMON STOCKS (97.1%)(a)
	Shares	Value
Canada (2.7%)
Canadian National Railway Co.	43,200	$5,058,659
Cenovus Energy, Inc.	69,627	1,164,526

		6,223,185
Denmark (0.8%)
NKT A/S(NON)	18,558	1,756,065

		1,756,065
France (10.7%)
Accor SA	87,919	3,821,828
AXA SA	17,029	655,562
Cie de Saint-Gobain SA	20,139	1,836,726
Danone SA	42,901	3,124,885
Euronext NV	35,966	3,904,002
STMicroelectronics NV	77,305	2,308,663
Thales SA	31,611	5,023,971
Vinci SA	36,363	4,250,708

		24,926,345
Germany (4.6%)
Deutsche Boerse AG	21,466	5,039,542
Siemens AG	28,181	5,701,238

		10,740,780
Hong Kong (3.2%)
CK Hutchison Holdings, Ltd.	899,500	5,099,907
Jardine Matheson Holdings, Ltd.	59,500	2,324,070

		7,423,977
Ireland (2.9%)
Bank of Ireland Group PLC	328,067	3,663,692
Ryanair Holdings PLC ADR(S)	67,250	3,038,355

		6,702,047
Italy (3.0%)
Prysmian SpA	96,864	7,047,679

		7,047,679
Japan (20.2%)
Asahi Group Holdings, Ltd.	189,000	2,477,215
Hoya Corp.	44,400	6,149,557
ITOCHU Corp.	59,800	3,222,924
Japan Exchange Group, Inc.	240,200	3,121,714
Mitsubishi Electric Corp.	286,200	4,642,432
Mitsubishi UFJ Financial Group, Inc.	419,200	4,304,594
Nintendo Co., Ltd.	55,700	2,977,241
Nippon Sanso Holdings Corp.	137,700	5,053,993
Nomura Holdings, Inc.	487,100	2,542,168
Renesas Electronics Corp.	111,800	1,622,515
SoftBank Group Corp.	36,400	2,159,111
Sony Group Corp.	205,000	3,982,654
Sumitomo Mitsui Financial Group, Inc.	163,500	3,493,441
Yamazaki Baking Co., Ltd.	62,000	1,228,494

		46,978,053
Netherlands (6.6%)
Argenx SE(NON)	4,142	2,239,537
ASML Holding NV	7,595	6,317,975
Universal Music Group NV	101,159	2,646,442
Wolters Kluwer NV	25,000	4,216,791

		15,420,745
South Korea (3.5%)
Kia Corp.	32,378	2,465,448
Samsung Electronics Co., Ltd. (Preference)	144,899	5,627,427

		8,092,875
Spain (3.6%)
Coca-Cola Europacific Partners PLC	54,000	4,252,500
Iberdrola SA	268,694	4,153,774

		8,406,274
Switzerland (5.2%)
Lonza Group AG	4,648	2,949,543
Roche Holding AG	19,628	6,281,297
Sandoz Group AG	67,056	2,794,418

		12,025,258
Taiwan (3.0%)
Hon Hai Precision Industry Co., Ltd.	476,000	2,802,622
Taiwan Semiconductor Manufacturing Co., Ltd.	136,000	4,100,961

		6,903,583
United Kingdom (21.3%)
AstraZeneca PLC	47,051	7,329,906
Barclays PLC	1,168,295	3,510,236
BP PLC	619,899	3,233,105
Compass Group PLC	225,819	7,239,686
Experian PLC	106,698	5,619,742
London Stock Exchange Group PLC	45,718	6,259,295
NatWest Group PLC	627,951	2,907,007
Persimmon PLC	189,135	4,162,080
Prudential PLC	407,737	3,782,675
Tesco PLC	1,108,898	5,324,161

		49,367,893
United States (5.8%)
CRH PLC (London Exchange)	72,967	6,678,051
Linde PLC	14,022	6,686,528

		13,364,579

Total common stocks (cost $184,734,270)		$225,379,338

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Treasury Notes
3.75%, 12/31/28(i)	$101,000	$102,646
0.25%, 10/31/25(i)	138,000	132,785
0.25%, 7/31/25(i)	219,000	212,338

Total U.S. treasury obligations (cost $447,769)		$447,769

SHORT-TERM INVESTMENTS (2.5%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 5.13%(AFF)	Shares	2,471,425	$2,471,425
Putnam Short Term Investment Fund Class P 5.04%(AFF)	Shares	2,576,345	2,576,345
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%(P)	Shares	190,000	190,000
U.S. Treasury Bills 5.314%, 10/24/24		$200,000	199,397
U.S. Treasury Bills 5.263%, 11/19/24(SEGSF)		300,000	298,104

Total short-term investments (cost $5,735,024)			$5,735,271
TOTAL INVESTMENTS

Total investments (cost $190,917,063)			$231,562,378

	FORWARD CURRENCY CONTRACTS at 9/30/24 (aggregate face value $112,143,718) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/16/24	$522,570	$505,140	$17,430
		British Pound	Sell	12/18/24	2,868,745	2,841,932	(26,813)
		Canadian Dollar	Sell	10/16/24	1,448,390	1,434,610	(13,780)
		Danish Krone	Buy	12/18/24	276,352	275,622	730
		Euro	Buy	12/18/24	1,910,768	1,909,511	1,257
		Japanese Yen	Buy	11/20/24	2,037,694	2,075,878	(38,184)
		Norwegian Krone	Buy	12/18/24	1,339,455	1,333,095	6,360
		Swedish Krona	Buy	12/18/24	632,720	626,804	5,916
		Swiss Franc	Buy	12/18/24	1,578,768	1,578,935	(167)
	Barclays Bank PLC
		Canadian Dollar	Sell	10/16/24	949,272	940,257	(9,015)
		Euro	Sell	12/18/24	214,839	215,246	407
		Israeli Shekel	Buy	10/16/24	354,583	353,330	1,253
		Japanese Yen	Buy	11/20/24	751,371	714,900	36,471
		New Taiwan Dollar	Buy	11/20/24	804,260	796,312	7,948
		New Taiwan Dollar	Sell	11/20/24	6,165,481	6,032,156	(133,325)
		Swiss Franc	Buy	12/18/24	1,932,082	1,927,808	4,274
	Citibank, N.A.
		Australian Dollar	Buy	10/16/24	534,671	516,720	17,951
	Goldman Sachs International
		Australian Dollar	Buy	10/16/24	1,326,098	1,281,806	44,292
		British Pound	Sell	12/18/24	24,729	24,366	(363)
		Euro	Buy	12/18/24	823,064	820,643	2,421
		Japanese Yen	Buy	11/20/24	498,729	499,387	(658)
		New Zealand Dollar	Buy	10/16/24	232,334	223,289	9,045
		South Korean Won	Sell	11/20/24	7,700,207	7,346,531	(353,676)
		Swiss Franc	Buy	12/18/24	1,220,331	1,217,807	2,524
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/16/24	596,630	576,718	19,912
		British Pound	Sell	12/18/24	960,036	946,385	(13,651)
		Danish Krone	Buy	12/18/24	444,759	440,829	3,930
		Euro	Sell	12/18/24	2,709,155	2,707,733	(1,422)
		Hong Kong Dollar	Sell	11/20/24	552,531	552,062	(469)
		Japanese Yen	Buy	11/20/24	619,671	606,348	13,323
		Singapore Dollar	Buy	11/20/24	1,114,426	1,081,679	32,747
		Swiss Franc	Buy	12/18/24	1,095,212	1,092,814	2,398
	JPMorgan Chase Bank N.A.
		British Pound	Sell	12/18/24	1,275,637	1,256,971	(18,666)
		Danish Krone	Buy	12/18/24	2,937,009	2,929,797	7,212
		Hong Kong Dollar	Sell	11/20/24	198,938	198,920	(18)
		South Korean Won	Sell	11/20/24	1,186,174	1,131,222	(54,952)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	10/16/24	4,808,790	4,658,066	150,724
		British Pound	Sell	12/18/24	1,609,417	1,585,808	(23,609)
		Canadian Dollar	Sell	10/16/24	2,660,165	2,634,513	(25,652)
		Danish Krone	Buy	12/18/24	888,485	886,384	2,101
		Euro	Buy	12/18/24	4,498,547	4,488,229	10,318
		Japanese Yen	Sell	11/20/24	441,738	446,462	4,724
		Swedish Krona	Buy	12/18/24	592,236	586,510	5,726
		Swiss Franc	Sell	12/18/24	351,765	351,854	89
	NatWest Markets PLC
		Swedish Krona	Buy	12/18/24	663,785	657,245	6,540
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/16/24	5,080,620	4,850,811	229,809
		British Pound	Buy	12/18/24	328,433	329,143	(710)
		Canadian Dollar	Buy	10/16/24	1,002,971	1,006,918	(3,947)
		Chinese Yuan (Offshore)	Buy	11/20/24	729,630	715,787	13,843
		Danish Krone	Buy	12/18/24	1,148,675	1,147,597	1,078
		Euro	Sell	12/18/24	2,267,307	2,268,954	1,647
		Hong Kong Dollar	Sell	11/20/24	342,934	342,910	(24)
		Israeli Shekel	Buy	10/16/24	1,410,228	1,406,586	3,642
		Japanese Yen	Buy	11/20/24	756,708	715,225	41,483
		New Taiwan Dollar	Sell	11/20/24	1,205,752	1,178,837	(26,915)
		New Zealand Dollar	Buy	10/16/24	259,335	249,192	10,143
		Singapore Dollar	Buy	11/20/24	2,097,426	2,035,840	61,586
		Swedish Krona	Buy	12/18/24	574,701	568,934	5,767
		Swiss Franc	Buy	12/18/24	865,469	869,755	(4,286)
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/16/24	4,757,757	4,598,841	158,916
		British Pound	Sell	12/18/24	964,447	950,197	(14,250)
		Canadian Dollar	Sell	10/16/24	31,657	33,770	2,113
		Euro	Buy	12/18/24	1,203,722	1,200,025	3,697
		Japanese Yen	Buy	11/20/24	882,482	883,604	(1,122)
		Swiss Franc	Buy	12/18/24	2,373,574	2,368,653	4,921
	UBS AG
		British Pound	Sell	12/18/24	6,848,443	6,767,570	(80,873)
		Canadian Dollar	Sell	10/16/24	1,149,940	1,138,962	(10,978)
		Danish Krone	Buy	12/18/24	440,547	439,516	1,031
		Euro	Buy	12/18/24	347,494	346,447	1,047
		Japanese Yen	Buy	11/20/24	189,077	187,177	1,900
		Swedish Krona	Buy	12/18/24	5,185,755	5,139,240	46,515
		Swiss Franc	Buy	12/18/24	1,967,115	1,967,862	(747)
	WestPac Banking Corp.
		Canadian Dollar	Sell	10/16/24	961,994	952,815	(9,179)
		Hong Kong Dollar	Sell	11/20/24	1,860,495	1,860,460	(35)
		Swiss Franc	Buy	12/18/24	314,109	313,456	653

	Unrealized appreciation						1,007,814

	Unrealized (depreciation)						(867,486)

	Total						$140,328
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2024 through September 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $232,154,010.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/24
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$14,001,945	$11,530,520	$8,911	$2,471,425
	Putnam Short Term Investment Fund Class P‡	3,718,999	63,337,806	64,480,460	150,853	2,576,345

	Total Short-term investments	$3,718,999	$77,339,751	$76,010,980	$159,764	$5,047,770
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $2,471,425 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,428,425.
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $201,681.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Industrials	25.4%
	Financials	18.6
	Health care	12.0
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $552,743 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $201,681 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Canada	$6,223,185	$—	$—
Denmark	—	1,756,065	—
France	—	24,926,345	—
Germany	—	10,740,780	—
Hong Kong	2,324,070	5,099,907	—
Ireland	3,038,355	3,663,692	—
Italy	—	7,047,679	—
Japan	—	46,978,053	—
Netherlands	—	15,420,745	—
South Korea	—	8,092,875	—
Spain	4,252,500	4,153,774	—
Switzerland	—	12,025,258	—
Taiwan	—	6,903,583	—
United Kingdom	—	49,367,893	—
United States	6,686,528	6,678,051	—

Total common stocks	22,524,638	202,854,700	—
U.S. treasury obligations	—	447,769	—
Short-term investments	190,000	5,545,271	—

Totals by level	$22,714,638	$208,847,740	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$140,328	$—

Totals by level	$—	$140,328	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$136,500,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com